SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,248,699	2,038,662	1,502,690
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 9.58	$ 7.38	$ 10.25
Number of Restricted Shares, Granted	1,011,040	1,413,335	1,194,905
Weighted Average Grant Date Fair Value per Share, Granted	$ 8.76	$ 11.67	$ 5.30
Number of Restricted Shares, Vested	(1,064,774)	(940,032)	(590,264)
Weighted Average Grant Date Fair Value per Share, Vested	$ 9.38	$ 8.04	$ 10.18
Number of Restricted Shares, Forfeited	(118,648)	(263,266)	(68,669)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 9.25	$ 9.20	$ 9.55
Number of Restricted Shares, Unvested, Ending Balance	2,076,317	2,248,699	2,038,662
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 10.10	$ 9.58	$ 7.38